Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Principal, Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—66.2%
		Banking—1.9%
$200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	$213,989
200,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	187,224
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	201,917
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 6.500%, 1/8/2026	207,750
		TOTAL	810,880
		Financial Intermediaries—1.0%
200,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2025	221,025
200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	214,747
		TOTAL	435,772
		Infrastructure—0.5%
200,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2028	200,552
		Oil & Gas—3.5%
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	107,935
200,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	241,304
1,000,000	[1,2]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	46,500
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	196,380
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	211,700
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	132,571
367,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	311,873
8,333		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	8,429
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	234,378
		TOTAL	1,491,070
		Sovereign—55.7%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	210,424
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	208,640
205,503	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	80,189
921,997	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2035	321,786
200,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	70,420
100,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	37,251
650,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	253,377
273,180	[1,2]	Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	93,974
22,899		Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	8,187
200,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	203,752
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	223,718
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	220,470
200,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	185,162
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	234,445
BRL 9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	1,971,187
$600,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	567,756
BRL 1,600,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	314,795
CLP 80,000,000		Chile, Government of, Unsecd. Note, 4.700%, 9/1/2030	106,026
CNY 8,000,000		China, Government of, Series 1916, 3.120%, 12/5/2026	1,259,351

Principal, Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
CNY 7,500,000		China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	$1,187,607
5,400,000		China, Government of, Unsecd. Note, Series INBK, 2.680%, 5/21/2030	817,770
$200,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	195,172
200,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	211,792
200,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	209,420
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	218,193
$200,000		Costa Rica, Government of, 144A, 4.250%, 1/26/2023	204,440
200,000		Costa Rica, Government of, REGS, 4.250%, 1/26/2023	204,440
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	157,502
250,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	283,125
100,000		Ecuador, Government of, Sr. Secd. Note, 144A, 5.000%, 7/31/2030	89,001
179,024	[1]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.001%, 7/31/2030	101,150
463,500	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	296,645
125,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	90,001
EGP 850,000	[3]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 13.151%, 2/8/2022	51,306
3,200,000	[3]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 13.309%, 10/26/2021	200,426
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	196,000
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	122,389
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	207,040
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	189,548
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	211,320
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	215,250
EGP 2,200,000		Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	140,008
$50,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	43,501
200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	198,968
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	195,534
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	205,252
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	128,811
$100,246		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	101,736
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	211,000
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	206,012
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	192,528
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	24,895
MXN 10,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	563,273
27,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,328,090
8,800,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.250%, 12/9/2021	440,499
$200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	211,098
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	209,707
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	218,016
400,000		Oman, Government of, Sr. Unsecd. Note, 144A, 7.000%, 1/25/2051	416,660
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	207,879
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	204,500
200,000		Pakistan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 4/8/2031	203,661
PEN 1,150,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	277,184
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	444,014
$200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	212,014

Principal, Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
RUB 45,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	$623,872
42,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	590,280
$200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	205,856
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	234,962
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	241,628
$200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	207,906
ZAR 8,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	395,139
$200,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	127,500
200,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	199,354
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	194,000
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	207,343
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	207,644
TRY 1,300,000		Turkey, Government of, Unsecd. Note, 9.500%, 1/12/2022	151,431
$400,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2029	422,192
200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.375%, 9/25/2032	213,636
325,000		Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 5/31/2040	370,013
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	81,464
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	210,892
1,500,000	[1,2]	Venezuela, Government of, 8.250%, 10/13/2024	154,500
		TOTAL	23,854,899
		State/Provincial—0.5%
200,000		Istanbul Metropolitan Municipality, Sr. Unsecd. Note, 144A, 6.375%, 12/9/2025	202,974
		Transportation—1.6%
200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	224,182
200,000		Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	245,310
200,000		Georgian Railway JSC, Sr. Unsecd. Note, 144A, 4.000%, 6/17/2028	203,460
		TOTAL	672,952
		Utilities—1.5%
200,000		Eskom Holdings Soc Ltd., REGS, 6.750%, 8/6/2023	209,111
200,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	228,200
200,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	212,030
		TOTAL	649,341
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $30,779,160)	28,318,440
		CORPORATE BONDS—31.7%
		Airport—0.5%
200,000		Mexico City Airport Trust, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2047	208,265
		Automotive—0.4%
150,000		Metalsa Sa De Cv, REGS, 4.900%, 4/24/2023	157,505
		Banking—7.4%
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	213,328
200,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	204,040
200,000		Akbank TAS, Sub., 144A, 7.200%, 3/16/2027	203,953
200,000	[4]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	204,158
200,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	210,052
200,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	219,042

Principal, Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$200,000		Banco Internacional del Peru SAA Interbank, Sr. Unsecd. Note, REGS, 3.375%, 1/18/2023	$204,000
200,000	[4]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.375%, 10/14/2030	241,279
200,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	203,702
100,000		BBVA Banco Continental, Sub., 144A, 5.250%, 9/22/2029	105,751
200,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	210,200
90,000		Scotiabank Peru SA, Sub., REGS, 4.500%, 12/13/2027	91,913
200,000	[4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	206,248
200,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	216,000
200,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	207,198
200,000		Yapi ve Kredi Bankasi A.S., Sub., 144A, 7.875%, 1/22/2031	211,841
		TOTAL	3,152,705
		Building Materials—0.5%
200,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	225,250
		Chemicals & Plastics—2.5%
200,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	217,212
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	202,577
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	211,756
200,000		UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	217,506
200,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	205,027
		TOTAL	1,054,078
		Finance—1.0%
200,000	[4]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	203,500
200,000		JBS Finance Luxembough, Sr. Unsecd. Note, 144A, 3.625%, 1/15/2032	207,293
		TOTAL	410,793
		Financial Intermediaries—0.5%
200,000		Trust F/1401, Sr. Unsecd. Note, 144A, 5.250%, 1/30/2026	224,340
		Food Products—1.4%
200,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	211,410
200,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	195,340
200,000		Ulker Biskuvi Sanayi AS, Sr. Unsecd. Note, 144A, 6.950%, 10/30/2025	216,123
		TOTAL	622,873
		Industrial Products & Equipment—0.5%
200,000		Interchile SA, Sec. Fac. Bond, 144A, 4.500%, 6/30/2056	213,690
		Metals & Mining—1.6%
200,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	220,330
200,000		Metinvest BV, Sr. Unsecd. Note, 144A, 7.650%, 10/1/2027	223,339
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	220,858
14,000		Volcan Compania Minera S.A.A., REGS, 5.375%, 2/2/2022	13,999
		TOTAL	678,526
		Oil & Gas—5.4%
67,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.500%, 6/10/2051	67,031
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	112,880
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	111,000
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	229,942
200,000	[4]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 10/22/2025	208,926
196,458		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	202,480

Principal, Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$200,000	Korea Gas Corp., Sr. Unsecd. Note, 144A, 2.000%, 7/13/2031	$200,498
200,000	Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	203,619
50,000	Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	49,313
200,000	Puma International Financing SA, Sr. Unsecd. Note, REGS, 5.000%, 1/24/2026	200,427
200,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	208,825
200,000	Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	207,250
200,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	171,795
250,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	142,735
	TOTAL	2,316,721
	Pharmaceuticals—0.5%
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	197,510
	Rail Industry—0.1%
50,100	Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	52,384
	Real Estate—2.8%
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	207,727
200,000	Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	208,800
200,000	KWG Group Holdings Ltd., Sec. Fac. Bond, Series EMTN, 5.950%, 8/10/2025	200,515
200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	204,320
200,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	201,700
200,000	YUZHOU Group, 8.500%, 2/4/2023	190,499
	TOTAL	1,213,561
	Retailers—1.0%
200,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	211,800
200,000	InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	200,468
	TOTAL	412,268
	Steel—0.5%
200,000	Periama Holdings LLC, Sr. Unsecd. Note, 5.950%, 4/19/2026	217,906
	Telecommunications & Cellular—2.7%
200,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	210,755
103,500	Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	103,204
200,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	212,136
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	216,300
200,000	Liquid Telecommunications Financing PLC, Term Loan—1st Lien, 144A, 5.500%, 9/4/2026	208,250
200,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	212,680
	TOTAL	1,163,325
	Utilities—2.4%
199,786	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	239,493
200,000	Chile Electricity PEC SpA, Sec. Fac. Bond, 144A, 0.000%, 1/25/2028	162,390
200,000	Comision Federal de Electricidad, Sr. Unsecd. Note, 144A, 3.875%, 7/26/2033	201,053
200,000	KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	204,008
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	190,128
30,000	Pan American Energy LLC, 144A, 9.125%, 4/30/2027	33,426
	TOTAL	1,030,498
	TOTAL CORPORATE BONDS (IDENTIFIED COST $13,273,432)	13,552,198

Principal, Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	COMMON STOCKS—0.1%
	Banking—0.1%
977	Bancolombia S.A., ADR	$32,485
	Oil & Gas—0.0%
9,721	Gran Tierra Energy, Inc.	5,246
670	Geopark Ltd.	8,080
	TOTAL	13,326
	Telecommunications & Cellular—0.0%
44,339	Oi S.A.	9,518
	TOTAL COMMON STOCKS (IDENTIFIED COST $62,747)	55,329
	EXCHANGE-TRADED FUNDS—0.2%
630	iShares MSCI Chile Capped ETF	18,005
1,227	iShares MSCI Emerging Markets ETF	64,307
	TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $80,734)	82,312
	PURCHASED CALL OPTIONS—0.0%
92,952	AUD CALL/USD PUT, BNP Paribas, Notional Amount $92,952, Exercise Price $0.721, Expiration Date 9/3/2021	1,014
57,046	EUR CALL/USD PUT, HSBC, Notional Amount $57,046, Exercise Price $1.175, Expiration Date 9/3/2021	400
48,866	GBP CALL/USD PUT, HSBC, Notional Amount $48,866, Exercise Price $1.371, Expiration Date 9/3/2021	281
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $523)	1,695
	PURCHASED PUT OPTION—0.0%
67,000	USD PUT/CAD CALL, BNP Paribas, Notional Amount $67,000, Exercise Price $1.275, Expiration Date 9/3/2021 (IDENTIFIED COST $227)	728
	INVESTMENT COMPANY—1.7%
745,918	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5] (IDENTIFIED COST $746,142)	746,142
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $44,942,965)	42,756,844
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	46,654
	TOTAL NET ASSETS—100%	$42,803,498
At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 10 Year Long Futures	5	$667,266	December 2021	$418
[1]United States Treasury Notes Long Bond Long Futures	2	$325,938	December 2021	$(1,048)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(630)
The average notional value of long and short futures contracts held by the Fund throughout the period was $395,742 and $537,284, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2021, the Fund had the following open swap contracts:
Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2021[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Kingdom of Saudi Arabia	Sell	1.00%	6/20/2026	0.51%	$(300,000)	$6,927	$5,066	$1,861
Morgan Stanley	Republic of Brazil	Buy	1.00%	6/20/2026	1.77%	$200,000	$6,871	$6,248	$623
Barclays	Republic of Chile	Buy	1.00%	6/20/2026	0.62%	$200,000	$(3,577)	$(3,138)	$(439)
Barclays	Republic of Indonesia	Buy	1.00%	6/20/2026	0.68%	$200,000	$(3,016)	$(1,093)	$(1,923)
Morgan Stanley	Republic of Peru	Buy	1.00%	6/20/2026	0.85%	$400,000	$(2,777)	$324	$(3,101)
Citibank	Republic of South Africa	Buy	1.00%	6/20/2026	1.87%	$300,000	$11,584	$13,590	$(2,006)
Goldman Sachs	State of Qatar	Sell	1.00%	6/20/2026	0.41%	$(300,000)	$8,354	$8,079	$275
JP Morgan	Sultanate of Oman	Sell	1.00%	6/20/2026	2.48%	$(200,000)	$(12,918)	$(13,582)	$664
JP Morgan	United Arab Emirates - Dhabi	Sell	1.00%	6/20/2026	0.41%	$(300,000)	$8,354	$7,340	$1,014
TOTAL CREDIT DEFAULT SWAPS							$19,802	$22,834	$(3,032)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $250,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/1/2021	Credit Agricole	796,000 TRY	$88,535	$7,179
9/7/2021	Bank of America	$25,125	34,566 AUD	$(163)
9/7/2021	Bank of America	$25,125	31,790 CAD	$(72)
9/7/2021	JPMorgan	$16,750	14,228 EUR	$(52)
9/7/2021	JPMorgan	$16,750	12,186 GBP	$(5)
9/15/2021	Bank of America	9,430,000 CNY	$1,467,001	$(10,252)
9/15/2021	Citibank	197,970 PEN	$50,006	$(1,610)
9/15/2021	Credit Agricole	1,325,000 RON	$326,183	$(9,338)
9/15/2021	Credit Agricole	5,279,400 ZAR	$345,664	$16,998
9/15/2021	Morgan Stanley	8,200,000 CZK	$392,733	$(11,914)
9/15/2021	Morgan Stanley	118,900,000 HUF	$417,771	$(15,678)
9/15/2021	State Street	1,320,000 PLN	$359,047	$(14,401)
10/7/2021	Citibank	25,600,000 RUB	$338,870	$8,451
11/8/2021	BNP Paribas	56,134,500 CLP	$72,385	$(55)
12/9/2021	Barclays	3,090,000 INR	$41,504	$400
12/9/2021	JPMorgan	36,948 AUD	$28,453	$(1,410)
12/9/2021	JPMorgan	27,780 EUR	$32,974	$(106)
12/9/2021	JPMorgan	587,556 MXN	$28,661	$202
12/9/2021	Morgan Stanley	23,500 EUR	$28,752	$(948)
12/9/2021	Morgan Stanley	600,000,000 IDR	$41,354	$352
12/21/2021	Bank of America	21,155 GBP	$29,357	$(266)
12/21/2021	Citibank	36,261 CAD	$30,004	$(1,267)
Contracts Sold:
9/15/2021	Bank of America	842,000,000 COP	$232,552	$9,337
9/15/2021	Bank of America	220,000 EUR	$268,482	$8,634
9/15/2021	Bank of America	195,000 EUR	$230,362	$43
9/15/2021	Bank of America	5,279,400 ZAR	$335,927	$(26,736)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/15/2021	Citibank	13,130,000 MXN	$658,673	$6,300
9/15/2021	HSBC	197,970 PEN	$48,725	$329
9/15/2021	JPMorgan	200,000 EUR	$243,840	$7,615
10/7/2021	JPMorgan	62,360,000 RUB	$836,493	$(9,559)
11/3/2021	BNP Paribas	3,580,000 BRL	$687,664	$1,876
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(36,116)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $131,528 and $108,038 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had no outstanding written options contracts.
The average market values of purchased options call and put held by the Fund throughout the period were $244 and $134, respectively. The average market values of written options call and put held by the Fund throughout the period were $121 and $0, respectively. This is based on amounts held as of each month end throughout the nine-month period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2020	$591,346
Purchases at Cost	17,983,891
Proceeds from Sales	(17,829,116)
Change in Unrealized Appreciation/Depreciation	25
Net Realized Gain/(Loss)	(4)
Value as of 8/31/2021	$746,142
Shares Held as of 8/31/2021	745,918
Dividend Income	181
1
Non-income-producing security.
2
Security in default.
3
Discount rate at time of purchase.
4
Perpetual Bond Security. The maturity date reflects the next call date.
5
7-day net yield.
6
Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$28,111,681	$—	$28,111,681
Corporate Bonds	—	13,758,957	—	13,758,957
Equity Securities:
Common Stock
Domestic	5,246	—	—	5,246
International	50,083	—	—	50,083
Exchange-Traded Funds	82,312	—	—	82,312
Investment Company	746,142	—	—	746,142
Purchased Call Option	—	1,695	—	1,695
Purchased Put Option	—	728	—	728
TOTAL SECURITIES	$883,783	$41,873,061	$—	$42,756,844
Other Financial Instruments:
Assets
Futures Contracts	$418	$—	$—	$418
Foreign Exchange Contracts	—	67,716	—	67,716
Swap Contracts	—	4,437	—	4,437
Liabilities
Futures Contracts	(1,048)	—	—	(1,048)
Foreign Exchange Contracts	—	(103,832)	—	(103,832)
Swap Contracts	—	(7,469)	—	(7,469)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(630)	$(39,148)	$—	$(39,778)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JSC	—Joint Stock Company
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand